Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of advances to suppliers - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Advances To Suppliers Abstract
Advances to suppliers - Inventories	$ 483,435	$ 751,301
Advances to suppliers - Services		366,903
Less: reserve for amount not recoverable	(1,666)	(7,281)
Total	$ 481,769	$ 1,110,923